Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000011784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class A Shares)
Account Value	$ 21,653	$ 21,653	$ 21,653	$ 18,713	$ 17,442	$ 18,085	$ 9,836	$ 13,026	$ 13,735	$ 12,063	$ 10,155	$ 10,045	$ 9,475
Average Annual Return, Percent	9.64%	9.51%	8.03%
C000011784 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	15.71%	10.70%	8.62%
C000011786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class C Shares)
Account Value	$ 21,957	$ 21,957	$ 21,957	18,975	17,686	18,432	10,074	13,409	14,208	12,540	10,612	10,550	10,000
Average Annual Return, Percent	14.14%	10.15%	8.18%
C000011786 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	15.14%	10.15%	8.18%
C000126246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class I Shares)
Account Value	$ 2,343,404	$ 2,343,404	$ 2,343,404	2,020,144	1,878,064	1,942,603	1,053,716	1,392,104	1,464,268	1,282,756	1,077,334	1,062,992	1,000,000
Average Annual Return, Percent	16.00%	10.98%	8.89%
C000011783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class L Shares)
Account Value	$ 7,126,267	$ 7,126,267	$ 7,126,267	6,137,932	5,700,708	5,889,295	3,190,164	4,207,507	4,419,355	3,865,959	3,241,771	3,194,095	3,000,000
Average Annual Return, Percent	16.10%	11.11%	9.04%
C000126247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R2 Shares)
Account Value	$ 22,257	$ 22,257	$ 22,257	19,295	18,039	18,757	10,227	13,577	14,351	12,636	10,664	10,576	10,000
Average Annual Return, Percent	15.35%	10.39%	8.33%
C000177423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R3 Shares)
Account Value	$ 22,817	$ 22,817	$ 22,817	19,732	18,401	19,086	10,381	13,746	14,495	12,730	10,718	10,602	10,000
Average Annual Return, Percent	15.64%	10.67%	8.60%
C000177424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R4 Shares)
Account Value	$ 23,395	$ 23,395	$ 23,395	20,182	18,775	19,423	10,538	13,920	14,641	12,828	10,773	10,630	10,000
Average Annual Return, Percent	15.92%	10.94%	8.87%
C000177425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R5 Shares)
Account Value	$ 23,753	$ 23,753	$ 23,753	20,460	19,005	19,633	10,636	14,027	14,732	12,886	10,806	10,647	10,000
Average Annual Return, Percent	16.10%	11.11%	9.04%
C000126248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R6 Shares)
Account Value	$ 11,994,227	$ 11,994,227	$ 11,994,227	10,320,694	9,576,032	9,883,620	5,347,502	7,046,637	7,393,726	6,461,595	5,412,940	5,327,710	5,000,000
Average Annual Return, Percent	16.21%	11.22%	9.14%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	$ 31,475	$ 31,475	25,564	21,491	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,294	$ 18,294	$ 18,294	$ 16,497	$ 15,562	$ 18,588	$ 10,727	$ 12,999	$ 13,863	$ 12,258	$ 9,817	$ 10,078	$ 10,000
Average Annual Return, Percent	10.90%	7.07%	6.23%